Directors' Emoluments and Pensions - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2019 GBP (£) £ / shares shares	Mar. 31, 2018 GBP (£)
Disclosure of defined benefit plans [Line Items]
Deferred bonuses payable to directors	£ 451,000	£ 319,000
Aggregate emoluments excluding deferred bonus	£ 2,973,000	£ 2,525,000
Number of directors with accrued retirement benefits under a money purchase scheme	0	0
Aggregate emoluments excluding deferred bonus	£ 1,606,000	£ 1,538,000
Deferred bonuses payable to directors	£ 327,000	£ 302,400
BT Group Share Options Plan [Member]
Disclosure of defined benefit plans [Line Items]
Number of director exercise options	0	0
BT Long Term Incentive Plans [Member]
Disclosure of defined benefit plans [Line Items]
Number of director exercise options	5	6
Number of options vested	£ 35,000	£ 179,000
Number of shares entitled to receive highest paid director | shares	3,148,023
Ordinary shares nominal value | £ / shares	£ 0.05